NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2025
Disclosure of nature of operations [Abstract]
NATURE OF OPERATIONS [Text Block]

1. NATURE OF OPERATIONS

Mako Mining Corp. ("Mako" or the "Company") was incorporated on April 1, 2004, under the laws of the Yukon Territory and continued into British Columbia under the Business Corporations Act (British Columbia) on November 14, 2007. The Company is listed on the TSX Venture Exchange ("TSX-V") under the symbol MKO. Subsequent to year-end, on March 30, 2026, the Company's common shares commenced trading on the NASDAQ Stock Market LLC ("NASDAQ") under the symbol "MAKO". The address of the Company's corporate office and principal place of business is Suite 700 - 838 West Hastings Street, Vancouver, BC, V6C 0A6, Canada.

Mako is a gold mining, development and exploration company. The Company's primary asset is the San Albino mine, an open pit mine located in Nicaragua. On March 27, 2025, the Company acquired EG Acquisition LLC (individually, or collectively with its subsidiaries, as applicable, "EGA"), resulting in the acquisition of the Moss Mine located in Arizona, United States of America (the "USA") (Note 6). The Moss Mine is an open pit operation currently undergoing restart and ramp-up activities. In addition to its mining operations, Mako continues to explore its other concessions in Nicaragua and the USA and advance the Eagle Mountain Project in Guyana.

Subsequent to the year-end, on March 23, 2026, the Company completed the acquisition of Mt. Hamilton LLC ("MHC"). Refer to Note 23.